Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(20.71%)
Past 5 years	1.35%
Past 10 years	5.02%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.80%)
Past 5 years	0.01%
Past 10 years	3.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.93%)
Past 5 years	0.78%
Past 10 years	3.65%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(15.67%)
Past 5 years	2.82%
Past 10 years	5.91%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNL
Average Annual Return:
Past 1 year	(14.96%)
Past 5 years	3.33%
Past 10 years	6.22%